Financial Risk Management Activities - Credit Risk Exposure (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 147,000,000	$ 138,000,000	$ 130,000,000
Other investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	59,000,000	58,000,000	79,000,000
Financial assets	147,000,000	138,000,000	130,000,000
Other investments | Release on impairment of available-for-sale financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	3,000,000	0
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	41,000,000	33,000,000	46,000,000
Trade and other receivables | Past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,000,000	20,000,000	9,000,000
Cash restricted for use (note 21)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	66,000,000	65,000,000	55,000,000
Cash and cash equivalents (note 22)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	329,000,000	205,000,000	215,000,000
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 495,000,000	$ 361,000,000	$ 395,000,000